STOCK COMPENSATION	12 Months Ended
Dec. 31, 2011
STOCK COMPENSATION [Abstract]
STOCK COMPENSATION
14.	STOCK COMPENSATION

We have adopted the 2006 Stock Incentive Plan, or the 2006 Plan, dated July 20, 2006 which entitles certain of our officers, key employees and directors to receive restricted stock, stock appreciation rights, stock options, dividend equivalent rights, unrestricted stock, restricted stock units or performance shares. Under the 2006 Plan, a total of 5,000,000 shares of common stock have been reserved for issuance.  The 2006 Plan is administered by our Board of Directors.  Under the terms of the 2006 Plan, our Board of Directors is able to grant new options exercisable at a price per share to be determined by our Board of Directors.  Under the terms of the 2006 Plan, no options would be able to be exercised until at least one year after the closing of our IPO (October 18, 2006).  Any shares received on exercise of the options would not be able to be sold until one year after the date of the stock option grant.  All options will expire ten years from the date of grant.  The 2006 Plan expires ten years from the closing of our IPO.

In addition, on July 20, 2006 we entered into separate consulting agreements that became effective upon completion of our IPO (October 18, 2006) with companies controlled by our chief executive officer, executive vice president, chief financial officer and chief financial accountant for work they perform for us in various different jurisdictions.  On October 29, 2009 the consulting agreements were renewed for a three-year period.

In connection with the new consulting agreements, in 2009, the Company awarded a total of 329,375 shares of restricted common stock at no cost to three companies controlled by our chief executive officer, executive vice president and chief financial officer.  These shares are non-transferable until they vest, which occurs at the end of the three-year period.  During the vesting period, the shares have voting rights and cash dividends will be paid if declared.  The fair market value of each share on the grant date was $5.11.

In 2009, the Company granted a total of 329,375 shares of restricted common stock at no cost to three companies controlled by our chief executive officer, executive vice president and chief financial officer with performance periods of January 1, 2010 through December 31, 2010; January 1, 2011 through December 31, 2011; and January 1, 2012 to December 31, 2012.  At the end of each performance period, the number of shares of stock subject to the awards is determined by comparing the EBITDA achieved during the period to the EBITDA contained in the Company's annual budget adjusted in accordance with the disinterested members of the Board of Directors if deemed necessary. These performance based stock awards are also subject to continued employment.

In connection with the consulting agreements signed in 2006, the Company awarded a total of 310,000 shares of restricted common stock at no cost to two companies, one of which is controlled by our chief executive officer and the other by our executive vice president, which were fully vested.  The fair market value of each share on the grant date was $11.00.

On November 29, 2010, 12,689 shares were granted to a non-employee director.  These shares are non-transferable until they vest, which occurs in annual installments of 1,015, 5,837 and 5,837 shares on October 13, 2011, December 5, 2011 and 2012, respectively.  The fair market value of each share on the grant date was $6.83.

On December 5, 2009 the Company granted a total of 97,164 shares of restricted common stock at no cost to its non-employee directors.  These shares are non-transferable until they vest, which occurs over a three year period.  During the vesting period, the shares have voting rights and cash dividends will be paid if declared.  The fair market value of each share on the grant date was $4.92.

During 2010, 39,136 shares were fully forfeited since the resignation of two non-employee directors.

On December 5, 2006, the Company granted a total of 36,952 shares of restricted common stock at no cost to its non-employee directors which were all vested on December 5, 2009.  The fair market value of each share on the grant date was $12.99.

Activity with respect to restricted common stock is summarized as follows:

	For the years ended December 31,
	2011	2010	2009

Nonvested shares outstanding at January 1	703,827	755,914	115,652
Granted	-	12,689	755,914
Vested	(23,046)	(25,640)	(112,830)
Forfeited	-	(39,136)	(2,822)
Nonvested shares outstanding at December 31	680,781	703,827	755,914

Total stock based compensation expense as a result of all of these grants was $1,079 in 2011, $1,266 in 2010 and $1,163 in 2009 ($402 in 2011 and $576 in 2010 related with the performance based restricted common stock), and is recorded in the same line item as cash compensation.  The unrecognized compensation cost at December 31, 2011 was $1,269 and the weighted average remaining life for unrecognized compensation was 0.8 years. A portion of this expense is subject to achievement of the EBITDA for the performance based restricted common stock.

In addition, in 2006 the Company awarded to three companies, one of which is controlled by our chief executive officer, one by our executive vice president and the other by our chief financial officer, stock options to purchase a total of 348,750 shares of common stock at an exercise price of $11.00 per share.  These stock options vest ratably over a three-year period and expire ten years from the date of grant and are fully vested.  The fair value of the options granted was estimated on the date of grant using the Black-Scholes option pricing model.

There is no activity during 2011, 2010 and 2009 with respect to the Company's stock options.

Outstanding options at December 31, 2011 had an aggregate intrinsic value less than the aggregate strike price for those options based on the market price of $2.98 per share at that date.  At December 31, 2011, 348,750 stock options are outstanding, with an exercise price of $11.00 per share and have a remaining contractual life of 4.8 years.

Total stock based compensation expense related to the stock options was $0 in 2011 and 2010 and $374 in 2009 and is recorded in the same line items as cash compensation.